Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) - Minimum [Member]	Apr. 30, 2026
Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	2 years
Electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	5 years
Office facilities [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	2 years
Office facilities [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	5 years
Machinery equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	3 years
Machinery equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	5 years
Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	4 years
Vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Estimated useful lives (years)	5 years